Long-Term Debt - 69 Million Tuva Loan Facility (Details) - USD ($)	Jan. 15, 2021	Dec. 31, 2024
$69 million Tuva loan facility
Long-Term Debt
Debt instrument face amount	$ 69,000,000	$ 69,000,000
Balloon payment to be paid	$ 57,400,000
Spread on variable rate	2.16%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Minimum liquidity requirement	$ 500,000
Minimum liquidity of Partnership	15,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining	1,500,000
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels	1,000,000
Minimum liquidity requirement in cash	$ 10,000,000
Minimum book equity ratio for Partnership	30.00%
Minimum EBITDA to interest ratio for Partnership	2.50%
Maximum market value of vessels as percentage of outstanding loan (in percent)	125.00%
$88 million term loan facility | Knutsen Shuttle Tankers AS
Long-Term Debt
Debt instrument face amount	$ 88,000,000